COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 9 - COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

In April 2016, we entered into an agreement with Spencer Clarke, LLC to perform banking services. We believe that no banking services were provided under the agreement, and as a result we terminated the agreement in June 2016. Spencer Clarke, LLC subsequently commenced an arbitration proceeding against us asserting that it was entitled to fees under the agreement. Thereafter, in April 2019, Spencer Clarke, LLC was awarded $600,749 by the Commercial Arbitration Tribunal of the American Arbitration Association in the Matter of Arbitration, Case Number 01-18-0003-3441 and confirmed by the Ney York Superior court in May 2020. In 2021, we appealed the award in New York Supreme Court. Throughout the course of the proceedings, our litigation counsel indicated a probability of success on appeal. Therefore, we did not accrue any liability. On December 13, 2021 the appeal was denied.. As a result, we accrued a $707,116 liability for the arbitration award in December 2021, and paid the entire amount in January and March 2022. As a result, this matter is resolved, the award has been paid and there are no obligations from either party.